UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices)                                                             (Zip code)

Peter V. Bonanno, Esq. Goldman, Sachs & Co. One New York Plaza New York, New York 10004	Copies to: Jack W. Murphy, Esq. Dechert LLP 1775 I Street, NW Washington, DC 20006

(Name and address of agent for service)

Registrant’s telephone number, including area code:	(312) 655-4400

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2009

Item 1. Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 100.2%
Automobiles & Components — 0.5%
155,400	Ford Motor Co.*	$1,120,434
9,600	Gentex Corp.	135,840

		1,256,274

Banks — 2.9%
6,000	Associated Banc-Corp	68,520
1,800	City National Corp.	70,074
6,000	Cullen/Frost Bankers, Inc.	309,854
58,900	New York Community Bancorp, Inc.	672,638
71,000	U.S. Bancorp	1,552,060
55,325	Valley National Bancorp	679,944
159,100	Wells Fargo & Co.	4,483,438
6,000	Wilmington Trust Corp.	85,200

		7,921,728

Capital Goods — 8.4%
26,200	3M Co.	1,933,560
2,000	Bucyrus International, Inc.	71,240
52,150	Caterpillar, Inc.(a)	2,676,859
33,600	Deere & Co.	1,442,112
51,600	Emerson Electric Co.	2,068,128
500	First Solar, Inc.*	76,430
4,900	Foster Wheeler AG*	156,359
3,200	GATX Corp.	89,440
2,300	General Cable Corp.*	90,045
329,950	General Electric Co.(a)	5,417,779
53,400	Honeywell International, Inc.	1,983,810
2,800	Ingersoll-Rand PLC	85,876
4,500	Joy Global, Inc.	220,230
4,300	KBR, Inc.	100,147
12,000	Lockheed Martin Corp.	936,960
4,600	SunPower Corp. Class A*	137,494
43,650	The Boeing Co.	2,363,648
10,200	The Shaw Group, Inc.*	327,318
4,000	Timken Co.	93,720
3,200	Tyco International Ltd.	110,336
37,150	United Technologies Corp.	2,263,549

		22,645,040

Commercial & Professional Services — 0.9%
32,500	Pitney Bowes, Inc.	807,625
76,100	R.R. Donnelley & Sons Co.	1,617,886

		2,425,511

Consumer Durables & Apparel — 0.7%
95,400	Leggett & Platt, Inc.	1,850,760
6,900	Toll Brothers, Inc.*	134,826

		1,985,586

Consumer Services — 1.6%
10,600	Boyd Gaming Corp.*	115,858
25,600	Brinker International, Inc.	402,688
1,100	Chipotle Mexican Grill, Inc. Class A*	106,755
12,700	Las Vegas Sands Corp.*	213,868
50,500	McDonald’s Corp.	2,882,035
17,700	MGM Mirage*	213,108
7,400	Royal Caribbean Cruises Ltd.*	178,192
3,700	WMS Industries, Inc.*	164,872

		4,277,376

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — 8.1%
5,300	Affiliated Managers Group, Inc.*	$344,553
27,100	American Express Co.	918,690
304,781	Bank of America Corp.	5,156,895
1,900	BlackRock, Inc.	411,958
25,800	Capital One Financial Corp.	921,834
158,800	Citigroup, Inc.	768,592
5,100	CME Group, Inc.	1,571,769
8,400	Eaton Vance Corp.	235,116
31,900	Federated Investors, Inc. Class B	841,203
60,550	JPMorgan Chase & Co.(a)	2,653,301
73,600	Morgan Stanley	2,272,768
66,100	NYSE Euronext	1,909,629
17,000	State Street Corp.	894,200
7,600	T. Rowe Price Group, Inc.	347,320
33,200	The Bank of New York Mellon Corp.	962,468
36,200	The Charles Schwab Corp.	693,230
29,200	Waddell & Reed Financial, Inc. Class A	830,740

		21,734,266

Energy — 12.3%
14,800	Arch Coal, Inc.	327,524
44,700	Chesapeake Energy Corp.	1,269,480
72,800	Chevron Corp.(b)	5,127,304
91,050	ConocoPhillips	4,111,818
14,900	Devon Energy Corp.	1,003,217
32,600	Diamond Offshore Drilling, Inc.	3,113,952
134,200	Exxon Mobil Corp.(a)	9,207,462
6,000	Frontier Oil Corp.	83,520
44,600	Marathon Oil Corp.	1,422,740
38,400	Occidental Petroleum Corp.	3,010,560
17,700	Petrohawk Energy Corp.*	428,517
6,600	Plains Exploration & Production Co.*	182,556
38,300	Schlumberger Ltd.	2,282,680
67,600	Spectra Energy Corp.	1,280,344
8,600	Weatherford International Ltd.*	178,278

		33,029,952

Food & Staples Retailing — 1.6%
43,400	Sysco Corp.	1,078,490
66,200	Wal-Mart Stores, Inc.	3,249,758

		4,328,248

Food, Beverage & Tobacco — 5.7%
114,550	Altria Group, Inc.(a)	2,040,135
69,900	H.J. Heinz Co.	2,778,525
41,691	Kraft Foods, Inc. Class A	1,095,223
48,600	PepsiCo, Inc.	2,850,876
51,950	Philip Morris International, Inc.	2,532,043
5,800	Reynolds American, Inc.	258,216
71,450	The Coca-Cola Co.	3,836,865

		15,391,883

Health Care Equipment & Services — 1.9%
24,200	Baxter International, Inc.	1,379,642
4,500	Community Health Systems, Inc.*	143,685
15,500	Health Management Associates, Inc. Class A*	116,095
50,500	Medtronic, Inc.	1,858,400
2,600	Teleflex, Inc.	125,606

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
50,150	UnitedHealth Group, Inc.	$1,255,756
2,800	Universal Health Services, Inc. Class B	173,404

		5,052,588

Household & Personal Products — 2.4%
23,800	Kimberly-Clark Corp.	1,403,724
86,200	The Procter & Gamble Co.	4,992,704

		6,396,428

Insurance — 2.8%
4,400	Aflac, Inc.	188,056
39,700	Ambac Financial Group, Inc.	66,696
19,300	Arthur J. Gallagher & Co.	470,341
58,500	Cincinnati Financial Corp.	1,520,415
12,500	Mercury General Corp.	452,250
82,900	MetLife, Inc.	3,156,003
51,000	Old Republic International Corp.	621,180
7,500	OneBeacon Insurance Group Ltd. Class A	103,050
15,200	Prudential Financial, Inc.	758,632
3,900	Unitrin, Inc.	76,011

		7,412,634

Materials — 4.2%
2,700	Ashland, Inc.	116,694
9,400	Cliffs Natural Resources, Inc.	304,184
98,800	E.I. du Pont de Nemours & Co.(a)	3,175,432
13,900	Freeport-McMoRan Copper & Gold, Inc.	953,679
1,800	Martin Marietta Materials, Inc.	165,726
17,800	Monsanto Co.	1,377,720
14,700	Newmont Mining Corp.	647,094
33,500	Nucor Corp.	1,574,835
14,400	Packaging Corp. of America	293,760
24,100	RPM International, Inc.	445,609
10,100	Sonoco Products Co.	278,154
23,600	Temple-Inland, Inc.	387,512
6,300	Terra Industries, Inc.	218,421
45,500	The Dow Chemical Co.	1,186,185
2,700	The Mosaic Co.	129,789

		11,254,794

Media — 3.0%
128,200	Comcast Corp. Class A	2,165,298
40,200	Comcast Corp. Special Class A	646,416
53,200	Regal Entertainment Group Class A	655,424
7,550	The McClatchy Co. Class A	19,328
38,000	The McGraw-Hill Companies, Inc.	955,320
60,700	The Walt Disney Co.	1,666,822
59,302	Time Warner, Inc.	1,706,712
9,300	Virgin Media, Inc.	129,456

		7,944,776

Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
55,000	Abbott Laboratories	2,720,850
5,900	Amgen, Inc.*	355,357
6,300	Amylin Pharmaceuticals, Inc.*	86,247
178,550	Bristol-Myers Squibb Co.	4,020,946
3,800	Celgene Corp.*	212,420
97,600	Eli Lilly & Co.	3,223,728

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
19,200	Gilead Sciences, Inc.*	$894,336
87,700	Johnson & Johnson(a)	5,340,053
97,250	Merck & Co., Inc.	3,076,017
352,000	Pfizer, Inc.(a)(b)	5,825,600
1,900	Vertex Pharmaceuticals, Inc.*	72,010

		25,827,564

Real Estate Investment Trust — 1.3%
9,400	AMB Property Corp.	215,740
60,884	Developers Diversified Realty Corp.	562,568
25,000	Duke Realty Corp.	300,250
40,100	HCP, Inc.	1,152,474
58,300	HRPT Properties Trust	438,416
9,500	Liberty Property Trust	309,035
9,900	Mack-Cali Realty Corp.	320,067
201	The Macerich Co.	6,096
9,100	UDR, Inc.	143,234
3,500	Weingarten Realty Investors	69,720

		3,517,600

Retailing — 3.6%
7,200	Aeropostale, Inc.*	312,984
13,000	Amazon.com, Inc.*	1,213,680
23,100	American Eagle Outfitters, Inc.	389,466
6,800	Barnes & Noble, Inc.	151,096
14,100	Chico’s FAS, Inc.*	183,300
4,400	Dick’s Sporting Goods, Inc.*	98,560
75,100	Foot Locker, Inc.	897,445
20,000	Genuine Parts Co.	761,200
14,500	J.C. Penney Co., Inc.	489,375
44,500	Limited Brands, Inc.	756,055
35,300	Nordstrom, Inc.	1,078,062
2,800	PetSmart, Inc.	60,900
4,500	Ross Stores, Inc.	214,965
31,900	Target Corp.	1,489,092
55,500	The Home Depot, Inc.	1,478,520
5,900	Urban Outfitters, Inc.*	178,003

		9,752,703

Semiconductors & Semiconductor Equipment — 3.0%
17,300	Cypress Semiconductor Corp.*	178,709
254,950	Intel Corp.	4,989,371
4,900	Lam Research Corp.*	167,384
22,200	Linear Technology Corp.	613,386
21,200	Marvell Technology Group Ltd.*	343,228
25,100	Maxim Integrated Products, Inc.	455,314
28,300	Microchip Technology, Inc.	749,950
35,000	ON Semiconductor Corp.*	288,750
15,300	PMC-Sierra, Inc.*	146,268
7,200	Rambus, Inc.*	125,280

		8,057,640

Software & Services — 6.6%
9,030	Google, Inc. Class A*	4,477,526
365,750	Microsoft Corp.(a)	9,469,267
91,500	Oracle Corp.	1,906,860
55,700	Paychex, Inc.	1,618,085
2,200	Sohu.com, Inc.*	151,316

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Software & Services — (continued)
200	VeriFone Holdings, Inc.*	$3,178
1,800	Visa, Inc. Class A	124,398
3,500	VMware, Inc. Class A*	140,595

		17,891,225

Technology Hardware & Equipment — 7.7%
11,900	Brocade Communications Systems, Inc.*	93,534
187,900	Cisco Systems, Inc.*	4,423,166
5,300	CommScope, Inc.*	158,629
59,700	Corning, Inc.	914,007
87,800	Hewlett-Packard Co.	4,145,038
51,300	International Business Machines Corp.	6,135,993
58,700	Molex, Inc.	1,225,656
56,800	QUALCOMM, Inc.	2,554,864
35,300	Seagate Technology	536,913
25,600	Tyco Electronics Ltd.	570,368

		20,758,168

Telecommunication Services — 5.5%
191,728	AT&T, Inc.(a)	5,178,573
26,000	CenturyTel, Inc.	873,600
428,700	Frontier Communications Corp.	3,232,398
94,000	Verizon Communications, Inc.	2,845,380
255,900	Windstream Corp.	2,592,267

		14,722,218

Transportation — 1.5%
4,300	Alexander & Baldwin, Inc.	137,987
7,000	Continental Airlines, Inc. Class B*	115,080
4,000	Con-way, Inc.	153,280
30,800	Delta Air Lines, Inc.*	275,968
9,600	Hertz Global Holdings, Inc.*	103,968
2,500	J.B. Hunt Transport Services, Inc.	80,325
4,000	Norfolk Southern Corp.	172,440
51,250	United Parcel Service, Inc. Class B	2,894,088

		3,933,136

Utilities — 4.4%
9,800	Alliant Energy Corp.	272,930
34,600	Dominion Resources, Inc.	1,193,700
26,200	DTE Energy Co.	920,668
126,450	Duke Energy Corp.	1,990,323
26,400	Exelon Corp.	1,309,968
25,000	Great Plains Energy, Inc.	448,750
6,200	Hawaiian Electric Industries, Inc.	112,344
26,600	Integrys Energy Group, Inc.	954,674
7,400	NSTAR	235,468
52,800	Pepco Holdings, Inc.	785,664
42,100	Progress Energy, Inc.	1,644,426
59,400	Southern Co.	1,881,198
9,400	Vectren Corp.	216,576

		11,966,689

TOTAL COMMON STOCKS		$269,484,027

Shares		Rate	Value
Investment Company(c) — 0.8%
JPMorgan U.S. Government Money Market Fund — Capital Shares
	2,111,975	0.131%	$2,111,975

TOTAL INVESTMENTS — 101.0%			$271,596,002

LIABILITIES IN EXCESS OF OTHER ASSETS — (1.0)%			(2,714,224)

NET ASSETS — 100.0%			$268,881,778

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is held as collateral for call options written.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of	Settlement	Notional	Unrealized
Type	Contracts Short	Month	Value	Gain

S&P500 E-mini	(34)	December 2009	$(1,789,930)	$7,627

WRITTEN OPTIONS — For the nine months ended September 30, 2009, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2008	305	$1,799,195

Contracts written	1,838	6,713,127
Contracts expired	(305)	(1,799,195)
Contracts bought to close	(1,198)	(3,962,842)

Contracts Outstanding September 30, 2009	640	$2,750,285

At September 30, 2009, the Fund had outstanding written options as follows:

	Number of	Exercise	Expiration
Call Options	Contracts	Rate	Month	Value

S&P500 Index	640	$1,075	December 2009	$(2,044,800)
(Premiums Received $2,750,285)

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$282,747,132

Gross unrealized gain	14,306,896
Gross unrealized loss	(25,458,026)

Net unrealized security loss	$(11,151,130)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 86.2%
Australia — 7.1%
1,888	AGL Energy Ltd. (Utilities)	$22,726
1,570	Aristocrat Leisure Ltd. (Consumer Services)	7,233
16,772	Australia & New Zealand Banking Group Ltd. (Banks)	359,269
26,728	BHP Billiton Ltd. (Materials)	881,503
112,027	BlueScope Steel Ltd. (Materials)	288,301
1,380	Brambles Ltd. (Commercial & Professional Services)	9,809
29,414	CFS Retail Property Trust (REIT)	51,935
16,279	Commonwealth Bank of Australia (Banks)	739,497
4,949	CSR Ltd. (Capital Goods)	8,190
74,060	Incitec Pivot Ltd. (Materials)	184,165
334	Leighton Holdings Ltd. (Capital Goods)	10,605
1,665	Lend Lease Corp. Ltd. (Real Estate)	15,507
98,846	Macquarie Airports (Transportation)	246,764
6,101	Macquarie Group Ltd. (Diversified Financials)	314,997
66,029	Metcash Ltd. (Food & Staples Retailing)	261,756
3,418	Mirvac Group (REIT)	5,027
11,318	National Australia Bank Ltd. (Banks)	306,270
8,288	OneSteel Ltd. (Materials)	22,036
2,307	Origin Energy Ltd. (Energy)	33,141
6,210	QBE Insurance Group Ltd. (Insurance)	131,304
12,122	Sonic Healthcare Ltd. (Health Care Equipment & Services)	151,558
29,938	Stockland (REIT)	107,158
3,162	Suncorp-Metway Ltd. (Insurance)	24,681
17,419	Tabcorp Holdings Ltd. (Consumer Services)	109,471
42,317	Telstra Corp. Ltd. (Telecommunication Services)	121,871
11,742	Wesfarmers Ltd. (Food & Staples Retailing)	273,639
17,911	Westfield Group (REIT)	218,620
21,369	Westpac Banking Corp. (Banks)	493,151
6,834	Woodside Petroleum Ltd. (Energy)	313,513
2,285	WorleyParsons Ltd. (Energy)	59,601

		5,773,298

Austria — 0.3%
1,596	Raiffeisen International Bank Holding AG (Banks)	104,757
9,697	Telekom Austria AG (Telecommunication Services)	175,316

		280,073

Belgium — 1.1%
2,100	Belgacom SA (Telecommunication Services)	81,931
1,750	KBC Groep NV (Banks)*	88,482
10,263	Mobistar SA (Telecommunication Services)	711,249

		881,662

Shares	Description	Value
Common Stocks — (continued)
China — 0.0%
4,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	$2,615

Denmark — 0.3%
6,807	Danske Bank A/S (Banks)*	179,890
1,312	Vestas Wind Systems A/S (Capital Goods)*	95,636

		275,526

Finland — 1.6%
1,479	Kesko Oyj Class B (Food & Staples Retailing)	49,644
19,846	Nokia Oyj (Technology Hardware & Equipment)	291,084
32,008	Orion Oyj Class B (Pharmaceuticals, Biotechnology & Life Sciences)	591,000
10,563	Rautaruukki Oyj (Materials)(a)	254,185
2,910	Wartsila Oyj (Capital Goods)	116,788

		1,302,701

France — 9.6%
29,194	AXA SA (Insurance)	792,469
6,634	BNP Paribas (Banks)	532,393
7,172	Cap Gemini SA (Software & Services)	376,928
4,786	Casino Guichard Perrachon SA (Food & Staples Retailing)	382,014
509	Christian Dior SA (Consumer Durables & Apparel)	50,445
1,108	Compagnie de Saint-Gobain (Capital Goods)	57,898
1,007	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	79,297
10,889	Credit Agricole SA (Banks)	228,612
26,654	France Telecom SA (Telecommunication Services)(a)	710,780
1,258	Klepierre (REIT)	50,029
3,796	Lafarge SA (Materials)	340,381
572	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	57,692
2,829	Neopost SA (Technology Hardware & Equipment)	254,330
537	Renault SA (Automobiles & Components)*	25,228
14,933	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	1,101,241
9,020	Schneider Electric SA (Capital Goods)	917,742
4,888	Societe Generale (Banks)	395,375
10,441	Total SA (Energy)(b)	620,609
2,374	Vallourec SA (Capital Goods)	404,076
12,148	Vivendi (Media)(b)	377,538

		7,755,077

Germany — 7.0%
14,821	BASF SE (Materials)(a)	784,697
15,558	Daimler AG (Registered) (Automobiles & Components)(a)(b)	780,513
4,491	Deutsche Bank AG (Registered) (Diversified Financials)	343,059

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Germany — (continued)
865	Deutsche Boerse AG (Diversified Financials)	$70,564
42,507	Deutsche Lufthansa AG (Registered) (Transportation)	750,389
7,799	Deutsche Post AG (Registered) (Transportation)	145,296
7,948	E.ON AG (Utilities)	336,400
647	Fresenius SE (Health Care Equipment & Services)	31,751
1,724	Fresenius SE Preference Shares (Health Care Equipment & Services)	100,677
16,361	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	91,956
4,664	K+S AG (Materials)	253,959
1,430	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	112,254
5,568	RWE AG (Utilities)	516,460
7,862	RWE AG Preference Shares (Utilities)	646,463
874	Siemens AG (Registered) (Capital Goods)	80,478
5,736	Suedzucker AG (Food, Beverage & Tobacco)	116,093
8,201	ThyssenKrupp AG (Materials)	280,477
741	Volkswagen AG (Automobiles & Components)	121,868
1,034	Volkswagen AG Preference Shares (Automobiles & Components)	120,004

		5,683,358

Greece — 0.3%
6,800	National Bank of Greece SA (Banks)*	245,417

Hong Kong — 2.0%
1,200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	8,481
27,000	BOC Hong Kong (Holdings) Ltd. (Banks)	58,965
2,000	Cathay Pacific Airways Ltd. (Transportation)*	3,152
7,000	Cheung Kong Holdings Ltd. (Real Estate)	88,497
2,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	7,134
15,500	CLP Holdings Ltd. (Utilities)	105,094
12,500	Esprit Holdings Ltd. (Retailing)	83,757
4,000	Hang Lung Group Ltd. (Real Estate)	19,939
1,000	Hang Lung Properties Ltd. (Real Estate)	3,661
7,000	Hang Seng Bank Ltd. (Banks)	100,497
12,000	Henderson Land Development Co. Ltd. (Real Estate)	78,594
25,000	Hong Kong & China Gas Co. Ltd. (Utilities)	63,007
16,000	Hong Kong Electric Holdings Ltd. (Utilities)	87,670

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
7,500	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	$135,311
3,500	Hopewell Holdings Ltd. (Real Estate)	10,953
19,000	Hutchison Whampoa Ltd. (Capital Goods)	136,641
4,036	Hysan Development Co. Ltd. (Real Estate)	10,070
8,500	Kerry Properties Ltd. (Real Estate)	45,247
12,000	MTR Corp. Ltd. (Transportation)	41,584
23,000	New World Development Ltd. (Real Estate)	49,268
7,215	Noble Group Ltd. (Capital Goods)	12,444
2,000	NWS Holdings Ltd. (Capital Goods)	3,859
26,000	Sino Land Co. Ltd. (Real Estate)	46,321
16,000	Sun Hung Kai Properties Ltd. (Real Estate)	235,015
7,000	Swire Pacific Ltd. Class A (Real Estate)	82,138
9,620	The Bank of East Asia Ltd. (Banks)	34,589
16,673	The Link Real Estate Investment Trust (REIT)	36,643
2,000	Wheelock & Co. Ltd. (Real Estate)	6,535

		1,595,066

Italy — 3.9%
157,172	Enel SpA (Utilities)	999,708
32,289	Eni SpA (Energy)	806,864
277,697	Parmalat SpA (Food, Beverage & Tobacco)	769,153
141,345	UniCredit SpA (Banks)*	554,761

		3,130,486

Japan — 18.2%
450	Acom Co. Ltd. (Diversified Financials)	6,907
800	AEON Credit Service Co. Ltd. (Diversified Financials)	8,028
2,500	Aisin Seiki Co. Ltd. (Automobiles & Components)	60,720
6,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	60,092
21,000	Asahi Glass Co. Ltd. (Capital Goods)	169,256
107,000	Asahi Kasei Corp. (Materials)	543,474
2,600	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	106,610
12,400	Bridgestone Corp. (Automobiles & Components)	221,769
8,700	Canon, Inc. (Technology Hardware & Equipment)(b)	348,578
29,600	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	241,564
4,800	Chubu Electric Power Co., Inc. (Utilities)	116,407
11,000	Chuo Mitsui Trust Holdings, Inc. (Banks)	40,583
6,000	Coca-Cola West Co. Ltd. (Food, Beverage & Tobacco)	117,144
5,000	Cosmo Oil Co. Ltd. (Energy)	13,884
4,700	Credit Saison Co. Ltd. (Diversified Financials)	54,945

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	$27,423
5,700	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	117,521
200	Daito Trust Construction Co. Ltd. (Real Estate)	8,719
4,000	Daiwa House Industry Co. Ltd. (Real Estate)	41,824
3,000	Daiwa Securities Group, Inc. (Diversified Financials)	15,412
2,400	Denso Corp. (Automobiles & Components)	70,385
900	Dentsu, Inc. (Media)	20,923
1,300	East Japan Railway Co. (Transportation)	93,729
8,400	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	315,422
200	Fast Retailing Co. Ltd. (Retailing)	25,261
1,300	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	38,820
20,000	Fujitsu Ltd. (Technology Hardware & Equipment)	130,450
4,000	Fukuoka Financial Group, Inc. (Banks)	16,556
1,000	GS Yuasa Corp. (Capital Goods)	9,113
100	Hirose Electric Co. Ltd. (Technology Hardware & Equipment)	11,249
2,000	Hitachi Metals Ltd. (Materials)	20,433
1,600	Hokkaido Electric Power Co., Inc. (Utilities)	33,246
40,300	Honda Motor Co. Ltd. (Automobiles & Components)	1,223,901
13,000	ITOCHU Corp. (Capital Goods)	85,719
7	Japan Prime Realty Investment Corp. (REIT)	16,955
2	Japan Real Estate Investment Corp. (REIT)	16,326
2	Japan Retail Fund Investment Corp. (REIT)	10,811
29	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	99,149
800	JFE Holdings, Inc. (Materials)	27,356
15,000	Kaneka Corp. (Materials)	107,494
1,000	Kao Corp. (Household & Personal Products)	24,692
10,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	25,335
12,000	Kawasaki Kisen Kaisha Ltd. (Transportation)*	44,313
1,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	15,316
15,300	Komatsu Ltd. (Capital Goods)	285,519
8,000	Konica Minolta Holdings, Inc. (Technology Hardware & Equipment)	75,500
6,400	Kyushu Electric Power Co., Inc. (Utilities)	144,986
4,100	Lawson, Inc. (Food & Staples Retailing)	190,331

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
14,300	Marui Group Co. Ltd. (Retailing)	$101,919
49,000	Mazda Motor Corp. (Automobiles & Components)*	109,421
400	MEIJI Holdings Co. Ltd. (Food, Beverage & Tobacco)*	16,973
3,000	Minebea Co. Ltd. (Capital Goods)	13,732
14,000	Mitsubishi Chemical Holdings Corp. (Materials)	58,006
11,200	Mitsubishi Corp. (Capital Goods)	225,258
4,000	Mitsubishi Electric Corp. (Capital Goods)*	30,225
9,000	Mitsubishi Estate Co. Ltd. (Real Estate)	140,794
9,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	48,768
38,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	143,424
1,000	Mitsubishi Logistics Corp. (Transportation)	12,063
71,500	Mitsubishi UFJ Financial Group, Inc. (Banks)	382,106
320	Mitsubishi UFJ Lease & Finance Co. Ltd. (Diversified Financials)	9,595
7,000	Mitsui Chemicals, Inc. (Materials)	24,846
38,000	Mitsui Engineering & Shipbuilding Co. Ltd. (Capital Goods)	98,292
8,000	Mitsui Fudosan Co. Ltd. (Real Estate)	134,708
15,000	Mitsui OSK Lines Ltd. (Transportation)	88,456
3,000	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	82,182
93,100	Mizuho Financial Group, Inc. (Banks)	183,362
10,000	Mizuho Securities Co. Ltd. (Diversified Financials)	36,252
1,300	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	61,380
7,000	NGK Insulators Ltd. (Capital Goods)	161,506
300	Nidec Corp. (Technology Hardware & Equipment)	24,287
1,100	Nintendo Co. Ltd. (Software & Services)(b)	280,511
3	Nippon Building Fund, Inc. (REIT)	26,707
39,000	Nippon Express Co. Ltd. (Transportation)	158,300
4,000	Nippon Oil Corp. (Energy)	22,382
51,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	169,672
2,200	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	101,534
3,000	Nippon Yusen Kabushiki Kaisha (Transportation)	11,553
25,500	Nissan Motor Co. Ltd. (Automobiles & Components)*	171,841
22,000	Nomura Holdings, Inc. (Diversified Financials)	134,857
4,800	Nomura Real Estate Holdings, Inc. (Real Estate)	77,644

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
2	Nomura Real Estate Office Fund, Inc. (REIT)	$13,259
22,000	NSK Ltd. (Capital Goods)	135,958
268	NTT DoCoMo, Inc. (Telecommunication Services)	426,864
1,000	Odakyu Electric Railway Co. Ltd. (Transportation)	9,028
600	Olympus Corp. (Health Care Equipment & Services)	15,837
800	Ono Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	41,553
15,000	Onward Holdings Co. Ltd. (Consumer Durables & Apparel)	111,295
1,500	Oracle Corp. Japan (Software & Services)	66,751
7,000	Panasonic Corp. (Consumer Durables & Apparel)(b)	102,438
6,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	71,561
4,900	Resona Holdings, Inc. (Banks)	62,800
52,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	755,271
3,500	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	243,848
280	SBI Holdings, Inc. (Diversified Financials)	55,156
2,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	11,596
32,000	Sekisui House Ltd. (Consumer Durables & Apparel)	288,088
3,500	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	83,535
5,000	Shinsei Bank Ltd. (Banks)*	7,634
11,000	Shiseido Co. Ltd. (Household & Personal Products)	191,542
8,700	Showa Shell Sekiyu K.K. (Energy)	94,871
800	Softbank Corp. (Telecommunication Services)	17,535
51,500	Sojitz Corp. (Capital Goods)	97,639
5,000	Sompo Japan Insurance, Inc. (Insurance)	33,458
4	Sony Financial Holdings, Inc. (Insurance)	11,445
6,000	Sumitomo Corp. (Capital Goods)	61,558
28,100	Sumitomo Electric Industries Ltd. (Capital Goods)	366,921
162,000	Sumitomo Metal Industries Ltd. (Materials)	396,943
6,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	228,771
4,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	72,864
16,700	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	157,285
2,000	Suruga Bank Ltd. (Banks)	18,874

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
1,000	Suzuki Motor Corp. (Automobiles & Components)	$23,258
2,200	T&D Holdings, Inc. (Insurance)	59,288
6,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	262,056
1,000	The Bank of Kyoto Ltd. (Banks)	9,166
29,000	The Bank of Yokohama Ltd. (Banks)	141,643
5,000	The Chiba Bank Ltd. (Banks)	30,861
1,000	The Iyo Bank Ltd. (Banks)	9,004
8,000	The Japan Steel Works, Ltd. (Capital Goods)	91,655
4,000	The Joyo Bank Ltd. (Banks)	19,610
6,600	The Kansai Electric Power Co., Inc. (Utilities)	159,306
5,000	The Shizuoka Bank Ltd. (Banks)	52,617
19,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	100,392
6,100	The Tokyo Electric Power Co., Inc. (Utilities)	159,825
8,500	Tohoku Electric Power Co., Inc. (Utilities)	189,193
5,300	Tokio Marine Holdings, Inc. (Insurance)	152,708
2,000	Toshiba Corp. (Technology Hardware & Equipment)*	10,468
3,000	Tosoh Corp. (Materials)	7,563
160	USS Co. Ltd. (Retailing)	9,517
40	West Japan Railway Co. (Transportation)	151,383

		14,734,397

Luxembourg — 0.1%
1,746	ArcelorMittal (Materials)	65,103

Netherlands — 4.5%
40,822	Aegon NV (Insurance)*	349,075
2,033	Corio NV (REIT)	140,517
33,511	ING Groep NV CVA (Diversified Financials)*	601,786
4,793	Koninklijke DSM NV (Materials)	200,697
21,962	Koninklijke Philips Electronics NV (Capital Goods)	535,739
25,465	Royal Dutch Shell PLC Class A (Energy)	729,288
20,785	Royal Dutch Shell PLC Class B (Energy)	577,386
18,334	Unilever NV CVA (Food, Beverage & Tobacco)	530,504

		3,664,992

New Zealand — 0.1%
7,954	Fletcher Building Ltd. (Materials)	47,791

Norway — 0.1%
3,600	Orkla ASA (Capital Goods)	33,967
1,950	Yara International ASA (Materials)	61,646

		95,613

Portugal — 0.1%
8,515	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	90,469

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Singapore — 1.1%
2,000	Ascendas Real Estate Investment Trust (REIT)	$2,729
30,000	CapitaLand Ltd. (Real Estate)	78,663
4,000	CapitaMall Trust (REIT)	5,228
4,000	City Developments Ltd. (Real Estate)	29,079
2,000	DBS Group Holdings Ltd. (Banks)	18,773
6,000	Fraser and Neave Ltd. (Capital Goods)	16,815
29,440	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	8,915
17,000	Keppel Corp. Ltd. (Capital Goods)	97,135
6,000	Neptune Orient Lines Ltd. (Transportation)	7,545
9,000	Olam International Ltd. (Food & Staples Retailing)	15,855
43,144	Oversea-Chinese Banking Corp. Ltd. (Banks)	239,294
7,000	SembCorp Industries Ltd. (Capital Goods)	16,730
8,000	SembCorp Marine Ltd. (Capital Goods)	17,910
5,000	Singapore Airlines Ltd. (Transportation)	48,768
6,000	Singapore Exchange Ltd. (Diversified Financials)	35,669
10,000	Singapore Press Holdings Ltd. (Media)	27,321
56,000	Singapore Telecommunications Ltd. (Telecommunication Services)	128,684
1,000	StarHub Ltd. (Telecommunication Services)	1,537
6,000	United Overseas Bank Ltd. (Banks)	71,158
1,000	UOL Group Ltd. (Real Estate)	2,429
11,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	49,000

		919,237

Spain — 3.9%
77,992	Banco Bilbao Vizcaya Argentaria SA (Banks)	1,389,384
13,482	Grupo Ferrovial SA (Capital Goods)	646,800
20,768	Repsol YPF SA (Energy)	565,338
19,839	Telefonica SA (Telecommunication Services)	548,886

		3,150,408

Sweden — 1.8%
3,415	Electrolux AB Class B (Consumer Durables & Apparel)*	78,172
4,120	Getinge AB Class B (Health Care Equipment & Services)	69,246
3,563	Hennes & Mauritz AB Class B (Retailing)	200,270
30,715	Nordea Bank AB (Banks)	310,492
10,410	Sandvik AB (Capital Goods)	114,918
64,721	Skandinaviska Enskilda Banken AB Class A (Banks)*	438,392
10,045	Swedbank AB Class A (Banks)*	96,349
11,134	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	112,074

		1,419,913

Shares	Description	Value
Common Stocks — (continued)
Switzerland — 6.8%
405	Baloise Holding AG (Registered) (Insurance)	$38,799
5,016	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	141,998
17,511	Credit Suisse Group AG (Registered) (Diversified Financials)	974,275
1,222	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	133,375
29,939	Nestle SA (Registered) (Food, Beverage & Tobacco)(b)	1,278,115
24,468	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,229,047
11,661	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	110,269
10,984	Swiss Reinsurance Co. Ltd. (Registered) (Insurance)	498,041
2,072	The Swatch Group AG (Consumer Durables & Apparel)	489,301
740	The Swatch Group AG (Registered) (Consumer Durables & Apparel)	33,720
8,788	UBS AG (Registered) (Diversified Financials)*	161,127
1,648	Zurich Financial Services AG (Registered) (Insurance)	392,959

		5,481,026

United Kingdom — 16.3%
25,262	3i Group PLC (Diversified Financials)	116,729
33,290	Aviva PLC (Insurance)	239,319
43,262	BAE Systems PLC (Capital Goods)	242,021
157,994	Barclays PLC (Banks)*	936,324
54,011	BHP Billiton PLC (Materials)(a)	1,479,164
37,078	BP PLC ADR (Energy)(a)	1,973,662
18,022	British American Tobacco PLC (Food, Beverage & Tobacco)(a)(b)	566,128
59,822	BT Group PLC (Telecommunication Services)	124,675
19,426	Bunzl PLC (Capital Goods)	197,483
25,336	Burberry Group PLC (Consumer Durables & Apparel)	204,355
18,955	Diageo PLC (Food, Beverage & Tobacco)	291,624
36,421	Drax Group PLC (Utilities)	274,962
6,421	Eurasian Natural Resources Corp. (Materials)	90,250
28,109	Firstgroup PLC (Transportation)	186,247
37,085	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,465,228
119,916	HSBC Holdings PLC (Banks)	1,373,097
4,091	ICAP PLC (Diversified Financials)	27,729
4,466	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	129,381
5,945	Investec PLC (Diversified Financials)	43,646
9,343	Kingfisher PLC (Retailing)	31,864

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
115,779	Ladbrokes PLC (Consumer Services)	$347,377
12,641	Land Securities Group PLC (REIT)	126,567
2,242	Liberty International PLC (REIT)	17,238
125,221	Lloyds Banking Group PLC (Banks)*	207,970
7,655	Marks & Spencer Group PLC (Retailing)	44,387
3,153	National Grid PLC (Utilities)	30,514
2,379	Pearson PLC (Media)	29,394
39,919	Prudential PLC (Insurance)	384,733
47,280	Rexam PLC (Materials)	197,909
3,912	Segro PLC (REIT)	23,043
2,091	Severn Trent PLC (Utilities)	32,499
4,607	Smiths Group PLC (Capital Goods)	65,619
3,969	Standard Chartered PLC (Banks)	98,040
21,868	Tesco PLC (Food & Staples Retailing)	139,991
34,364	The Sage Group PLC (Software & Services)	128,526
5,984	Unilever PLC (Food, Beverage & Tobacco)(b)	170,986
29,701	United Utilities Group PLC (Utilities)	217,169
39,970	Vodafone Group PLC ADR (Telecommunication Services)(a)	899,325
2,153	Wolseley PLC (Capital Goods)*	52,062

		13,207,237

TOTAL COMMON STOCKS		$69,801,465

		Expiration
Units	Description	Month	Value
Right* — 0.0%
France — 0.0%

6,634	BNP Paribas (Banks)	10/09	$14,368

Shares	Rate	Value
Investment Company(c) — 3.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
2,499,962	0.131%	$2,499,962

TOTAL INVESTMENTS — 89.3%		$72,315,795

OTHER ASSETS IN EXCESS OF LIABILITIES — 10.7%		8,691,708

NET ASSETS — 100.0%		$81,007,503

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is held as collateral for call options written.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	104	December 2009	$4,348,023	$14,538
FTSE 100 Index	25	December 2009	2,034,045	5,481
TSE TOPIX Index	21	December 2009	2,128,892	(52,477)

TOTAL				$(32,458)

WRITTEN OPTIONS — For the nine months ended September 30, 2009, the Fund had the following written options activity:

	Number of	Premiums
	Contracts	Received

Contracts Outstanding December 31, 2008	39	$142,738

Contracts written	681	1,383,090
Contracts expired	(265)	(623,887)
Contracts assigned	(97)	(207,105)

Contracts Outstanding September 30, 2009	358	$694,836

At September 30, 2009, the Fund had outstanding written options as follows:

	Number of	Exercise		Expiration
Call Options	Contracts	Rate		Month	Value

Dow Jones EURO STOXX 50 Index	241	EUR	2,950	December 2009	$(299,767)
FTSE 100 Index	60	GBP	5,200	December 2009	(139,519)
Nikkei-225 Stock Average	57	JPY	11,000	December 2009	(78,053)

Total (Premiums Received $694,836)	358				$(517,339)

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$67,447,198

Gross unrealized gain	6,187,779
Gross unrealized loss	(1,319,182)

Net unrealized security gain	$4,868,597

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 98.2%
Automobiles & Components — 1.5%
17,974	BorgWarner, Inc.	$543,893
12,001	Federal Mogul Corp.*	144,852
3,902	Johnson Controls, Inc.	99,735
138,421	Modine Manufacturing Co.	1,283,163
81,568	TRW Automotive Holdings Corp.*	1,366,264

		3,437,907

Banks — 2.9%
79,642	BB&T Corp.	2,169,448
32,556	Fifth Third Bancorp	329,792
13,725	Hudson City Bancorp, Inc.	180,484
128,926	Wells Fargo & Co.	3,633,135
2,293	Wintrust Financial Corp.	64,112

		6,376,971

Capital Goods — 5.0%
19,792	AGCO Corp.*	546,853
63,906	Aircastle Ltd.	617,971
4,099	Alliant Techsystems, Inc.*	319,107
8,169	Cummins, Inc.	366,053
22,656	Deere & Co.	972,395
18,336	Eaton Corp.	1,037,634
3,019	FreightCar America, Inc.	73,362
3,358	General Cable Corp.*	131,466
66,217	Honeywell International, Inc.	2,459,961
21,175	Lockheed Martin Corp.	1,653,362
4,110	Mueller Industries, Inc.	98,106
42,348	Quanex Building Products Corp.	608,117
10,286	Rockwell Automation, Inc.	438,184
30,583	Titan Machinery, Inc.*	382,899
34,551	Trinity Industries, Inc.(a)	593,932
13,949	United Technologies Corp.	849,913

		11,149,315

Commercial & Professional Services — 0.5%
88,919	MPS Group, Inc.*	935,428
3,931	Robert Half International, Inc.	98,353

		1,033,781

Consumer Durables & Apparel — 0.2%
2,403	Blyth, Inc.	93,068
9,690	Furniture Brands International, Inc.*	53,586
3,428	Meritage Homes Corp.*	69,588
32,418	Sealy Corp.*	103,738
2,093	Snap-On, Inc.	72,753

		392,733

Consumer Services — 1.0%
3,796	Carnival Corp.	126,331
2,442	Choice Hotels International, Inc.	75,848
7,266	Marriott International, Inc. Class A	200,469
17,565	McDonald’s Corp.	1,002,434
13,154	O’Charleys, Inc.*	123,253
42,830	Wyndham Worldwide Corp.	698,986

		2,227,321

Diversified Financials — 6.5%
88,401	Advance America, Cash Advance Centers, Inc.	495,046
24,788	Allied Capital Corp.	76,099

Shares	Description	Value
Common Stocks — (continued)
Diversified Financials — (continued)
4,402	AmeriCredit Corp.*	$69,508
177,835	Bank of America Corp.	3,008,968
46,159	BlackRock Kelso Capital Corp.	342,500
5,549	Calamos Asset Management, Inc. Class A	72,470
7,112	Capital One Financial Corp.	254,112
8,559	Cash America International, Inc.	258,139
12,870	Eaton Vance Corp.	360,231
2,052	GAMCO Investors, Inc. Class A	93,776
131,714	JPMorgan Chase & Co.	5,771,707
7,611	Moody’s Corp.	155,721
46,224	PHH Corp.*(a)	917,084
42,280	Primus Guaranty Ltd.*(a)	180,536
13,579	Pzena Investment Management, Inc. Class A*	110,940
20,278	T. Rowe Price Group, Inc.	926,705
36,301	The Bank of New York Mellon Corp.	1,052,366
8,052	World Acceptance Corp.*	202,991

		14,348,899

Energy — 11.3%
2,378	Alpha Natural Resources, Inc.*	83,468
12,115	Basic Energy Services, Inc.*	102,856
3,741	Bill Barrett Corp.*(a)	122,668
122,883	ConocoPhillips	5,549,396
78,269	Devon Energy Corp.	5,269,852
134,874	Exxon Mobil Corp.	9,253,705
3,606	Hess Corp.	192,777
19,478	Oil States International, Inc.*	684,262
11,997	Peabody Energy Corp.	446,528
139,027	Valero Energy Corp.	2,695,734
13,721	Willbros Group, Inc.*	208,971
8,603	World Fuel Services Corp.	413,546

		25,023,763

Food & Staples Retailing — 2.6%
37,331	CVS Caremark Corp.	1,334,210
92,331	Wal-Mart Stores, Inc.	4,532,529

		5,866,739

Food, Beverage & Tobacco — 7.4%
93,260	Archer-Daniels-Midland Co.	2,725,057
3,993	Bunge Ltd.(a)	250,002
7,109	Chiquita Brands International, Inc.*	114,881
46,441	Lorillard, Inc.	3,450,566
76,095	PepsiCo, Inc.	4,463,733
31,897	Sanderson Farms, Inc.(a)	1,200,603
60,235	The Coca-Cola Co.	3,234,620
81,211	Tyson Foods, Inc. Class A	1,025,695

		16,465,157

Health Care Equipment & Services — 2.3%
12,911	Align Technology, Inc.*	183,595
70,228	AmerisourceBergen Corp.	1,571,703
7,719	Becton, Dickinson and Co.	538,400
42,125	Cardinal Health, Inc.	1,128,950
18,298	Humana, Inc.*	682,515
4,195	Kindred Healthcare, Inc.*	68,085

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Health Care Equipment & Services — (continued)
14,215	McKesson Corp.	$846,503

		5,019,751

Household & Personal Products — 1.1%
30,784	Herbalife Ltd.	1,007,868
28,211	Prestige Brands Holdings, Inc.*	198,605
22,479	The Procter & Gamble Co.	1,301,984

		2,508,457

Insurance — 2.2%
16,926	American Equity Investment Life Holding Co.	118,821
7,892	Assurant, Inc.	253,017
15,387	Conseco, Inc.*	80,936
5,962	MetLife, Inc.	226,973
36,173	Protective Life Corp.	774,826
4,033	Torchmark Corp.	175,153
153,895	Unum Group	3,299,509

		4,929,235

Materials — 4.8%
4,251	A. Schulman, Inc.	84,722
3,456	Brush Engineered Materials, Inc.*	84,534
2,668	CF Industries Holdings, Inc.	230,062
30,093	Clearwater Paper Corp.*	1,243,744
19,844	Coeur d’Alene Mines Corp.*	406,802
13,169	Domtar Corp.*	463,812
35,426	E.I. du Pont de Nemours & Co.	1,138,592
13,582	Eastman Chemical Co.	727,180
39,696	Huntsman Corp.	361,631
33,452	International Paper Co.	743,638
10,580	Kaiser Aluminum Corp.	384,689
135,520	Louisiana-Pacific Corp.*(a)	903,918
1,773	Minerals Technologies, Inc.	84,324
7,086	Monsanto Co.	548,456
1,925	Newmont Mining Corp.	84,738
35,281	Nucor Corp.	1,658,560
5,838	Royal Gold, Inc.	266,213
12,698	Schnitzer Steel Industries, Inc. Class A	676,168
26,889	Spartech Corp.	289,595
29,775	Stillwater Mining Co.*	200,088

		10,581,466

Media — 4.3%
28,380	CBS Corp. Class B	341,979
8,092	Harte-Hanks, Inc.	111,912
79,702	Journal Communications, Inc. Class A	293,303
41,508	News Corp. Class A	497,681
9,962	News Corp. Class B(a)	139,369
101,497	Scripps Networks Interactive, Inc. Class A	3,750,314
152,408	Time Warner, Inc.	4,386,302

		9,520,860

Pharmaceuticals, Biotechnology & Life Sciences — 9.6%
10,379	Accelrys, Inc.*	60,198
49,124	Amgen, Inc.*(b)	2,958,739
18,173	Biogen Idec, Inc.*	918,100
29,492	Cephalon, Inc.*	1,717,614
146,938	Eli Lilly & Co.	4,853,362

Shares	Description	Value
Common Stocks — (continued)
Pharmaceuticals, Biotechnology & Life Sciences — (continued)
53,005	Gilead Sciences, Inc.*	$2,468,973
19,716	King Pharmaceuticals, Inc.*	212,341
56,916	Merck & Co., Inc.(a)	1,800,253
307,179	Pfizer, Inc.	5,083,812
36,696	Schering-Plough Corp.	1,036,662
2,109	Varian, Inc.*	107,686

		21,217,740

Real Estate Investment Trust — 4.1%
29,679	AvalonBay Communities, Inc.	2,158,554
4,643	Digital Realty Trust, Inc.	212,231
32,402	Plum Creek Timber Co., Inc.(a)	992,797
20,870	Public Storage, Inc.	1,570,259
51,458	Rayonier, Inc.(a)	2,105,147
28,088	Simon Property Group, Inc.	1,950,150
1	Vornado Realty Trust	95

		8,989,233

Retailing — 4.0%
10,923	99 Cents Only Stores*	146,915
15,470	Aeropostale, Inc.*	672,481
16,366	Brown Shoe Co., Inc.	131,255
9,020	Charlotte Russe Holding, Inc.*	157,850
115,120	Family Dollar Stores, Inc.	3,039,168
79,951	Fred’s, Inc. Class A	1,017,776
6,278	J. Crew Group, Inc.*	224,878
1,243	Kohl’s Corp.*	70,913
4,365	Netflix, Inc.*(a)	201,532
12,280	Ross Stores, Inc.	586,616
66,487	The TJX Companies, Inc.	2,469,992
23,594	Tuesday Morning Corp.*	98,151

		8,817,527

Semiconductors & Semiconductor Equipment — 4.7%
102,368	Amkor Technology, Inc.*	704,292
334,943	Intel Corp.	6,554,835
374,541	Lattice Semiconductor Corp.*	842,717
97,486	Texas Instruments, Inc.	2,309,443
5,336	Volterra Semiconductor Corp.*	98,022

		10,509,309

Software & Services — 6.3%
13,503	Electronic Arts, Inc.*	257,232
65,749	Marchex, Inc. Class B	322,827
17,939	Mentor Graphics Corp.*	167,012
286,468	Microsoft Corp.	7,416,656
196,545	Oracle Corp.	4,095,998
10,666	Symantec Corp.*	175,669
58,622	Symyx Technologies, Inc.*	388,078
24,204	Synopsys, Inc.*	542,654
10,111	TeleTech Holdings, Inc.*	172,494
25,373	VeriFone Holdings, Inc.*	403,177

		13,941,797

Technology Hardware & Equipment — 8.2%
3,523	ADTRAN, Inc.	86,490
10,482	Arrow Electronics, Inc.*	295,068
10,985	Avnet, Inc.*	285,281
3,659	Benchmark Electronics, Inc.*	65,862
64,909	Dell, Inc.*	990,511

GOLDMAN SACHS STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Technology Hardware & Equipment — (continued)
11,367	EchoStar Corp. Class A*	$209,835
6,030	Emulex Corp.*	62,049
18,355	Hutchinson Technology, Inc.*(a)	130,321
16,942	Imation Corp.	157,052
102,964	Ingram Micro, Inc. Class A*(a)	1,734,943
13,949	Insight Enterprises, Inc.*	170,317
10,391	Lexmark International, Inc. Class A*	223,822
14,976	Methode Electronics, Inc.	129,842
2,524	Plantronics, Inc.	67,668
112,350	QUALCOMM, Inc.	5,053,503
285,927	Seagate Technology	4,348,950
74,449	Sun Microsystems, Inc.*(a)	676,741
39,959	Tech Data Corp.*	1,662,694
65,350	Tyco Electronics Ltd.	1,455,998
40,070	Vishay Intertechnology, Inc.*	316,553

		18,123,500

Telecommunication Services — 1.4%
15,702	AT&T, Inc.(b)	424,111
338,645	Sprint Nextel Corp.*	1,337,648
48,265	Verizon Communications, Inc.	1,460,981

		3,222,740

Transportation — 3.9%
4,494	Alaska Air Group, Inc.*	120,394
7,461	Arkansas Best Corp.	223,382
23,115	Dollar Thrifty Automotive Group, Inc.*	568,398
4,776	FedEx Corp.	359,251
3,418	Saia, Inc.*	54,961
26,341	SkyWest, Inc.	436,734
31,941	Southwest Airlines Co.	306,634
91,441	United Parcel Service, Inc. Class B	5,163,673
70,447	Werner Enterprises, Inc.	1,312,428

		8,545,855

Utilities — 2.4%
28,217	Dominion Resources, Inc.	973,486
62,256	Exelon Corp.	3,089,143
6,656	FPL Group, Inc.	367,611
9,927	Integrys Energy Group, Inc.	356,280
13,957	Questar Corp.	524,225

		5,310,745

TOTAL COMMON STOCKS		$217,560,801

Shares	Rate	Value
Investment Company(c) — 0.1%
JPMorgan U.S. Government Money Market Fund — Capital Shares
145,127	0.131%	$145,127

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$217,705,928

Shares	Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) — 3.8%
Boston Global Investment Trust — Enhanced Portfolio II
8,481,005	0.242%	$8,481,005

TOTAL INVESTMENTS — 102.1%		$226,186,933

LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(4,733,637)

NET ASSETS — 100.0%		$221,453,296

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Represents an affiliated issuer.
For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN STRUCTURED TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Loss

Russell 2000 Mini Index	4	December 2009	$241,200	$(3,102)
S&P 500 E-mini	51	December 2009	2,684,895	(12,322)

TOTAL				$(15,424)

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$218,403,870

Gross unrealized gain	11,116,366
Gross unrealized loss	(3,333,303)

Net unrealized security gain	$7,783,063

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — 97.6%
Australia — 8.0%
4,085	AGL Energy Ltd. (Utilities)	$49,172
16,700	Amcor Ltd. (Materials)	80,480
38,126	Australia & New Zealand Banking Group Ltd. (Banks)	816,689
62,608	Bendigo and Adelaide Bank Ltd. (Banks)	518,181
59,396	BHP Billiton Ltd. (Materials)	1,958,911
33,480	BlueScope Steel Ltd. (Materials)	86,160
35,170	Caltex Australia Ltd. (Energy)*	374,690
21,900	CFS Retail Property Trust (REIT)	38,668
26,638	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	230,432
14,884	Commonwealth Bank of Australia (Banks)	676,127
6,539	Computershare Ltd. (Software & Services)	64,182
544	CSL Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	16,031
764	Energy Resources of Australia Ltd. (Energy)	16,930
15,465	Fairfax Media Ltd. (Media)	23,310
185,856	Goodman Fielder Ltd. (Food, Beverage & Tobacco)	273,028
139,660	GPT Group (REIT)	83,990
78,188	Incitec Pivot Ltd. (Materials)	194,430
9,403	Lion Nathan Ltd. (Food, Beverage & Tobacco)	94,796
191,146	Macquarie Airports (Transportation)	477,187
5,395	Macquarie Group Ltd. (Diversified Financials)	278,546
46,983	Metcash Ltd. (Food & Staples Retailing)	186,253
29,268	Mirvac Group (REIT)	43,047
26,376	National Australia Bank Ltd. (Banks)	713,748
18,479	OneSteel Ltd. (Materials)	49,132
69,827	OZ Minerals Ltd. (Materials)*	70,034
1,346	QBE Insurance Group Ltd. (Insurance)	28,459
3,979	Rio Tinto Ltd. (Materials)	206,791
58,921	Suncorp-Metway Ltd. (Insurance)	459,916
9,499	Wesfarmers Ltd. (Food & Staples Retailing)	221,367
1,898	Wesfarmers Ltd. Price Protected Shares (Food & Staples Retailing)	44,306
38,981	Westfield Group (REIT)	475,797
23,434	Westpac Banking Corp. (Banks)	540,806
2,582	Woodside Petroleum Ltd. (Energy)	118,450
7,920	Woolworths Ltd. (Food & Staples Retailing)	204,138
10,021	WorleyParsons Ltd. (Energy)	261,382

		9,975,566

Austria — 1.0%
965	Erste Group Bank AG (Banks)	43,389
8,899	OMV AG (Energy)	360,565
11,262	Raiffeisen International Bank Holding AG (Banks)(a)	739,203
777	Vienna Insurance Group (Insurance)	44,543

		1,187,700

Shares	Description	Value
Common Stocks — (continued)
Belgium — 0.6%
4,073	Delhaize Group (Food & Staples Retailing)	$283,185
5,702	Dexia SA (Banks)*	52,882
7,177	KBC Groep NV (Banks)*	362,878
1,271	UCB SA (Pharmaceuticals, Biotechnology & Life Sciences)	53,763

		752,708

Bermuda — 0.2%
14,400	Seadrill Ltd. (Energy)*(a)	301,470

China — 0.1%
106,000	Foxconn International Holdings Ltd. (Technology Hardware & Equipment)*	69,306

Denmark — 0.4%
11	A.P. Moller — Maersk A/S Class B (Transportation)	76,163
22,894	DSV A/S (Transportation)*	410,347
659	William Demant Holding (Health Care Equipment & Services)*	49,166

		535,676

Finland — 1.4%
18,821	Elisa Oyj Class A (Telecommunication Services)	386,775
6,079	Fortum Oyj (Utilities)	156,205
23,172	Kesko Oyj Class B (Food & Staples Retailing)	777,783
8,204	Metso Oyj (Capital Goods)	231,283
5,625	Sampo Oyj Class A (Insurance)	141,991
1,461	Wartsila Oyj (Capital Goods)	58,635

		1,752,672

France — 10.0%
4,951	Accor SA (Consumer Services)	276,339
69,165	Alcatel-Lucent (Technology Hardware & Equipment)*	311,540
3,848	Alstom SA (Capital Goods)	281,795
1,593	Atos Origin SA (Software & Services)*	80,687
15,800	AXA SA (Insurance)	428,890
3,684	BNP Paribas (Banks)	295,649
923	Casino Guichard Perrachon SA (Food & Staples Retailing)	73,673
1,451	Christian Dior SA (Consumer Durables & Apparel)	143,803
2,851	CNP Assurances (Insurance)	291,015
7,220	Compagne Generale de Geophysique-Veritas (Energy)*	169,247
9,557	France Telecom SA (Telecommunication Services)	254,856
4,469	GDF Suez (Utilities)	198,971
517	Gecina SA (REIT)	61,848
3,426	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	345,545
33,490	Natixis (Banks)*	202,927
3,151	PPR (Retailing)	405,397
27,497	PSA Peugeot Citroen SA (Automobiles & Components)*	842,434

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
France — (continued)
940	Renault SA (Automobiles & Components)*	$44,161
6,913	Safran SA (Capital Goods)	129,928
37,543	Sanofi-Aventis SA (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,768,626
13,468	Schneider Electric SA (Capital Goods)	1,370,305
12,766	SCOR SE (Insurance)	349,673
1,475	Societe Generale (Banks)	119,308
9,052	Technip SA (Energy)	580,078
28,692	Total SA (Energy)	1,705,443
1,324	Unibail-Rodamco SE (REIT)	275,728
12,013	Vivendi (Media)	373,342

		12,381,208

Germany — 7.8%
17,616	Adidas AG (Consumer Durables & Apparel)	930,892
6,219	Allianz SE (Registered) (Insurance)	775,845
37,619	BASF SE (Materials)	1,991,736
1,341	Bayer AG (Pharmaceuticals, Biotechnology & Life Sciences)	92,821
5,810	Deutsche Bank AG (Registered) (Diversified Financials)	443,814
43,911	Deutsche Telekom AG (Registered) (Telecommunication Services)	599,265
34,416	E.ON AG (Utilities)	1,456,663
16,641	Henkel AG & Co. KGaA (Household & Personal Products)	603,612
767	Hochtief AG (Capital Goods)	58,228
38,106	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)*	214,173
1,649	Muenchener Rueckversicherungs-Gesellschaft AG (Registered) (Insurance)	262,822
3,517	Porsche Automobil Holding SE Preference Shares (Automobiles & Components)	276,082
2,316	Salzgitter AG (Materials)	221,185
3,224	SAP AG (Software & Services)	156,333
10,524	Siemens AG (Registered) (Capital Goods)	969,054
8,243	Suedzucker AG (Food, Beverage & Tobacco)	166,833
10,492	ThyssenKrupp AG (Materials)	358,830
843	Volkswagen AG (Automobiles & Components)	138,643

		9,716,831

Greece — 0.4%
72,817	Marfin Investment Group SA (Diversified Financials)*	314,834
3,789	National Bank of Greece SA (Banks)*	136,748

		451,582

Hong Kong — 2.3%
1,300	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	9,187

Shares	Description	Value
Common Stocks — (continued)
Hong Kong — (continued)
61,000	BOC Hong Kong (Holdings) Ltd. (Banks)	$133,217
19,000	Cheung Kong Holdings Ltd. (Real Estate)	240,205
10,500	CLP Holdings Ltd. (Utilities)	71,193
26,900	Esprit Holdings Ltd. (Retailing)	180,246
8,300	Hang Seng Bank Ltd. (Banks)	119,160
17,000	Hong Kong & China Gas Co. Ltd. (Utilities)	42,845
41,000	Hong Kong Electric Holdings Ltd. (Utilities)	224,655
9,600	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	173,198
33,000	Hutchison Whampoa Ltd. (Capital Goods)	237,324
68,399	Hysan Development Co. Ltd. (Real Estate)	170,650
4,000	Li & Fung Ltd. (Retailing)	16,026
188,000	New World Development Ltd. (Real Estate)	402,709
107,399	Noble Group Ltd. (Capital Goods)	185,240
47,608	NWS Holdings Ltd. (Capital Goods)	91,847
13,000	Orient Overseas International Ltd. (Transportation)	66,135
2,000	Sun Hung Kai Properties Ltd. (Real Estate)	29,377
26,000	Swire Pacific Ltd. Class A (Real Estate)	305,083
1,800	The Bank of East Asia Ltd. (Banks)	6,472
26,151	The Link Real Estate Investment Trust (REIT)	57,473
1,000	The Wharf (Holdings) Ltd. (Real Estate)	5,287
26,000	Wheelock & Co. Ltd. (Real Estate)	84,961
1,000	Wing Hang Bank Ltd. (Banks)	9,805
11,500	Yue Yuen Industrial Holdings Ltd. (Consumer Durables & Apparel)	31,795

		2,894,090

Ireland — 0.6%
23,880	Kerry Group PLC Class A (Food, Beverage & Tobacco)	683,760

Italy — 3.2%
10,464	Assicurazioni Generali SpA (Insurance)	287,291
39,320	Banca Carige SpA (Banks)	117,589
61,379	Banco Popolare Societa Cooperativa (Banks)*	591,260
107,027	Enel SpA (Utilities)	680,756
5,238	Exor SpA (Diversified Financials)	97,221
5,486	Finmeccanica SpA (Capital Goods)	97,177
74,020	Intesa Sanpaolo SpA (Banks)*	328,419
441,502	Parmalat SpA (Food, Beverage & Tobacco)	1,222,853
144,654	UniCredit SpA (Banks)*	567,748

		3,990,314

Japan — 20.8%
8,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	80,123

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
72,000	Amada Co. Ltd. (Capital Goods)	$483,426
15,000	Asahi Kasei Corp. (Materials)	76,188
19,100	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	783,173
19,900	Brother Industries Ltd. (Technology Hardware & Equipment)	238,073
25,700	Canon, Inc. (Technology Hardware & Equipment)	1,029,708
111	Central Japan Railway Co. (Transportation)	798,445
15,400	Chubu Electric Power Co., Inc. (Utilities)	373,472
56,400	Dainippon Sumitomo Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	613,834
7,000	Daito Trust Construction Co. Ltd. (Real Estate)	305,172
15,000	Daiwa House Industry Co. Ltd. (Real Estate)	156,839
6,700	Denso Corp. (Automobiles & Components)	196,492
8,400	Elpida Memory, Inc. (Semiconductors & Semiconductor Equipment)*	109,540
55,000	Fuji Electric Holdings Co. Ltd. (Capital Goods)*	101,323
45,000	Fuji Heavy Industries Ltd. (Automobiles & Components)*	174,347
287	Fuji Media Holdings, Inc. (Media)	468,997
3,900	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	116,459
77,000	Fukuoka Financial Group, Inc. (Banks)	318,707
13,000	GS Yuasa Corp. (Capital Goods)	118,466
52,900	Honda Motor Co. Ltd. (Automobiles & Components)	1,606,560
1,700	Idemitsu Kosan Co. Ltd. (Energy)	140,001
19,700	Isetan Mitsukoshi Holdings Ltd. (Retailing)	225,683
1,000	ITOCHU Techno-Solutions Corp. (Software & Services)	30,728
11	Japan Real Estate Investment Corp. (REIT)	89,796
6,900	JFE Holdings, Inc. (Materials)	235,948
16,000	Kaneka Corp. (Materials)	114,661
3,000	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	45,948
18,000	Kubota Corp. (Capital Goods)	149,126
4,000	Kuraray Co. Ltd. (Materials)	43,560
6,000	Kyocera Corp. (Technology Hardware & Equipment)	554,253
58,000	Leopalace21 Corp. (Real Estate)	464,294
12,900	Mitsubishi Corp. (Capital Goods)	259,449
16,000	Mitsubishi Electric Corp. (Capital Goods)*	120,898
8,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	43,349

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
10,000	Mitsubishi Tanabe Pharma Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	$133,036
43,300	Mitsubishi UFJ Financial Group, Inc. (Banks)	231,401
19,000	Mitsui & Co. Ltd. (Capital Goods)	247,184
10,000	Mitsui Chemicals, Inc. (Materials)	35,495
41,000	Mitsui OSK Lines Ltd. (Transportation)	241,779
6,400	Mitsui Sumitomo Insurance Group Holdings, Inc. (Insurance)	175,321
15,800	Mitsumi Electric Co. Ltd. (Technology Hardware & Equipment)	339,479
125,300	Mizuho Financial Group, Inc. (Banks)	246,781
28,000	Mizuho Securities Co. Ltd. (Diversified Financials)	101,505
15,500	Namco Bandai Holdings, Inc. (Consumer Durables & Apparel)	158,346
83,000	NEC Corp. (Technology Hardware & Equipment)*	259,722
15,000	NGK Insulators Ltd. (Capital Goods)	346,084
2,000	Nintendo Co. Ltd. (Software & Services)	510,021
5	Nippon Building Fund, Inc. (REIT)	44,511
91,000	Nippon Express Co. Ltd. (Transportation)	369,368
108,500	Nippon Mining Holdings, Inc. (Energy)	531,697
8,000	Nippon Oil Corp. (Energy)	44,765
2,600	Nippon Paper Group, Inc. (Materials)	74,819
71,000	Nippon Sheet Glass Co. Ltd. (Capital Goods)	236,209
25,000	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,153,796
26,000	Nippon Yusen Kabushiki Kaisha (Transportation)	100,129
4,000	Nissan Chemical Industries Ltd. (Materials)	57,473
156,900	Nissan Motor Co. Ltd. (Automobiles & Components)*	1,057,325
38,000	Nisshin Seifun Group, Inc. (Food, Beverage & Tobacco)	530,106
19,000	Nisshinbo Holdings, Inc. (Consumer Durables & Apparel)	201,520
22,600	Nomura Holdings, Inc. (Diversified Financials)	138,535
4,600	Omron Corp. (Technology Hardware & Equipment)	86,429
32,000	Osaka Gas Co. Ltd. (Utilities)	112,055
9,000	Panasonic Electric Works Co. Ltd. (Capital Goods)	107,342
5,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	72,622
3,400	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	236,881
15,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	86,970
43,000	Sekisui House Ltd. (Consumer Durables & Apparel)	387,118

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Japan — (continued)
32	Seven Bank Ltd. (Banks)	$79,109
21,000	Sharp Corp. (Consumer Durables & Apparel)	232,998
2,200	Shin-Etsu Chemical Co. Ltd. (Materials)	134,966
90,000	Sompo Japan Insurance, Inc. (Insurance)	602,241
9,700	Sony Corp. (Consumer Durables & Apparel)	284,240
57,000	Sumitomo Chemical Co. Ltd. (Materials)	236,670
48,800	Sumitomo Corp. (Capital Goods)	500,674
9,100	Sumitomo Electric Industries Ltd. (Capital Goods)	118,825
10,000	Sumitomo Heavy Industries Ltd. (Capital Goods)*	48,502
19,600	Sumitomo Mitsui Financial Group, Inc. (Banks)	679,381
21,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	877,680
45,000	The Bank of Yokohama Ltd. (Banks)	219,790
68,000	The Sumitomo Trust & Banking Co. Ltd. (Banks)	359,299
6,000	Toho Gas Co. Ltd. (Utilities)	27,359
4,900	Tokio Marine Holdings, Inc. (Insurance)	141,183
11,000	Tokuyama Corp. (Materials)	80,417
64,000	Tokyo Gas Co. Ltd. (Utilities)	265,500
23,100	Tokyo Steel Manufacturing Co. Ltd. (Materials)	282,568
15,000	Tokyo Tatemono Co. Ltd. (Real Estate)	73,073
15,000	Tokyu Land Corp. (Real Estate)	59,666
4,300	Toyo Seikan Kaisha Ltd. (Materials)	82,328
3,300	Toyota Motor Corp. (Automobiles & Components)	131,243
5,800	Yamaha Corp. (Consumer Durables & Apparel)	68,414
47,100	Yamaha Motor Co. Ltd. (Automobiles & Components)	579,331
3,000	Yamato Kogyo Co. Ltd. (Materials)	84,040
28,900	Yokogawa Electric Corp. (Technology Hardware & Equipment)	255,390

		25,827,749

Luxembourg — 0.5%
13,515	ArcelorMittal (Materials)	503,936
1,935	Millicom International Cellular SA SDR (Telecommunication Services)*	141,606

		645,542

Netherlands — 3.8%
25,745	Aegon NV (Insurance)*	220,150
1,708	ASML Holding NV (Semiconductors & Semiconductor Equipment)	50,405
10,979	European Aeronautic Defence and Space Co. NV (Capital Goods)	247,480
15,611	ING Groep NV CVA (Diversified Financials)*	280,340
10,458	James Hardie Industries NV CDI (Materials)*	72,401

Shares	Description	Value
Common Stocks — (continued)
Netherlands — (continued)
2,133	Koninklijke Boskalis Westminster NV (Capital Goods)	$73,122
41,322	Koninklijke DSM NV (Materials)	1,730,273
33,172	Koninklijke Philips Electronics NV (Capital Goods)	809,194
22,255	Royal Dutch Shell PLC Class A (Energy)	637,357
10,982	Royal Dutch Shell PLC Class B (Energy)	305,069
12,075	Unilever NV CVA (Food, Beverage & Tobacco)	349,396

		4,775,187

New Zealand — 0.1%
9,645	Contact Energy Ltd. (Utilities)*	40,038
14,781	Telecom Corp. of New Zealand Ltd. (Telecommunication Services)	28,361

		68,399

Norway — 0.8%
37,600	DnB NOR ASA (Banks)*	437,794
12,000	StatoilHydro ASA (Energy)	270,923
25,400	Telenor ASA (Telecommunication Services)*	294,726

		1,003,443

Portugal — 0.4%
51,433	EDP — Energias de Portugal SA (Utilities)	235,770
29,148	Portugal Telecom, SGPS, SA (Registered) (Telecommunication Services)	309,689

		545,459

Singapore — 1.2%
33,000	Ascendas Real Estate Investment Trust (REIT)	45,038
11,000	CapitaMall Trust (REIT)	14,377
16,000	City Developments Ltd. (Real Estate)	116,317
27,000	DBS Group Holdings Ltd. (Banks)	253,431
174,680	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)*	52,896
6,000	Jardine Cycle & Carriage Ltd. (Retailing)	102,938
11,000	Keppel Corp. Ltd. (Capital Goods)	62,852
7,000	Neptune Orient Lines Ltd. (Transportation)	8,803
45,985	Oversea-Chinese Banking Corp. Ltd. (Banks)	255,051
10,000	Singapore Airlines Ltd. (Transportation)	97,536
1,000	Singapore Exchange Ltd. (Diversified Financials)	5,945
12,000	Singapore Press Holdings Ltd. (Media)	32,785
24,000	Singapore Telecommunications Ltd. (Telecommunication Services)	55,150
85,000	StarHub Ltd. (Telecommunication Services)	130,673
9,000	United Overseas Bank Ltd. (Banks)	106,737
19,000	UOL Group Ltd. (Real Estate)	46,150
13,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	57,910

		1,444,589

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Description	Value
Common Stocks — (continued)
Spain — 4.4%
72,794	Banco Bilbao Vizcaya Argentaria SA (Banks)	$1,296,785
20,901	Banco Popular Espanol SA (Banks)	210,252
199,368	Banco Santander SA (Banks)	3,220,671
15,840	Repsol YPF SA (Energy)	431,190
12,479	Telefonica SA (Telecommunication Services)	345,256

		5,504,154

Sweden — 2.8%
14,106	Alfa Laval AB (Capital Goods)(a)	165,759
12,289	Nordea Bank AB (Banks)	124,227
15,935	Skanska AB Class B (Capital Goods)	234,080
21,739	SKF AB Class B (Capital Goods)	341,918
4,467	SSAB AB Class A (Materials)	69,465
23,335	Svenska Handelsbanken AB Class A (Banks)	597,362
18,979	Swedbank AB Class A (Banks)*(a)	182,041
12,500	Swedish Match AB (Food, Beverage & Tobacco)	251,781
55,380	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	557,449
138,955	TeliaSonera AB (Telecommunication Services)	914,220

		3,438,302

Switzerland — 7.2%
57,591	ABB Ltd. (Registered) (Capital Goods)*	1,158,061
5,258	Adecco SA (Registered) (Commercial & Professional Services)	280,022
5,491	Baloise Holding AG (Registered) (Insurance)	526,035
23,568	Compagnie Financiere Richemont SA Class A (Consumer Durables & Apparel)	667,187
16,060	Credit Suisse Group AG (Registered) (Diversified Financials)	893,544
8,356	GAM Holding Ltd. (Registered) (Diversified Financials)	419,097
2,659	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	290,217
49,279	Nestle SA (Registered) (Food, Beverage & Tobacco)	2,103,753
13,230	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	664,553
5,967	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	964,797
1,918	Syngenta AG (Registered) (Materials)	440,767
1,077	Synthes, Inc. (Health Care Equipment & Services)	129,870
19,820	UBS AG (Registered) (Diversified Financials)*	363,398

		8,901,301

United Kingdom — 19.6%
6,882	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	308,635

Shares	Description	Value
Common Stocks — (continued)
United Kingdom — (continued)
66,889	Aviva PLC (Insurance)	$480,860
118,260	BAE Systems PLC (Capital Goods)	661,583
127,836	Barclays PLC (Banks)*	757,598
47,505	BG Group PLC (Energy)	827,963
55,565	BHP Billiton PLC (Materials)	1,521,722
76,629	BP PLC ADR (Energy)(a)(b)	4,078,962
16,128	Burberry Group PLC (Consumer Durables & Apparel)	130,085
18,628	Cadbury PLC (Food, Beverage & Tobacco)	239,112
20,159	Compass Group PLC (Consumer Services)	123,483
57,476	Eurasian Natural Resources Corp. (Materials)	807,854
37,381	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)	1,476,924
44,515	Hammerson PLC (REIT)	280,920
46,214	Home Retail Group plc (Retailing)	201,292
57,068	HSBC Holdings PLC (Banks)	653,456
13,609	Investec PLC (Diversified Financials)	99,911
204,052	J Sainsbury PLC (Food & Staples Retailing)	1,062,001
45,375	Kingfisher PLC (Retailing)	154,751
398,118	Legal & General Group PLC (Insurance)	561,484
185,086	Lloyds Banking Group PLC (Banks)*	307,396
196,817	Man Group PLC (Diversified Financials)	1,045,242
24,085	National Grid PLC (Utilities)	233,089
158,767	Old Mutual PLC (Insurance)	254,451
159,105	Rexam PLC (Materials)	665,996
8,695	Rio Tinto PLC (Materials)	369,600
80,540	Standard Chartered PLC (Banks)	1,989,446
270,390	Thomas Cook Group PLC (Consumer Services)	1,006,216
27,308	Tomkins PLC (Capital Goods)	82,135
24,603	TUI Travel PLC (Consumer Services)	100,234
4,781	Unilever PLC (Food, Beverage & Tobacco)	136,611
3,804	Vedanta Resources PLC (Materials)	115,775
88,658	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	1,994,805
360,245	WM Morrison Supermarkets PLC (Food & Staples Retailing)	1,601,373

		24,330,965

TOTAL COMMON STOCKS		$121,177,973

		Expiration
Units	Description	Month	Value
Right* — 0.0%
France — 0.0%
3,684	BNP Paribas (Banks)	10/09	$7,979

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)

Shares	Rate	Value
Investment Company(c) — 2.5%
JPMorgan U.S. Government Money Market Fund — Capital Shares
3,106,285	0.131%	$3,106,285

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$124,292,237

Securities Lending Reinvestment Vehicle(c)(d) — 4.4%
Boston Global Investment Trust — Enhanced Portfolio II
5,507,478	0.242%	$5,507,478

TOTAL INVESTMENTS — 104.5%		$129,799,715

LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(5,604,537)

NET ASSETS — 100.0%		$124,195,178

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.
(c) Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2009.
(d) Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CDI	— CHESS Depositary Interest
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust
SDR	— Swedish Depositary Receipt

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS STRUCTURED INTERNATIONAL TAX-MANAGED EQUITY FUND
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
ADDITIONAL INVESTMENT INFORMATION
FUTURES CONTRACTS — At September 30, 2009, the following futures contracts were open:

	Number of
	Contracts	Settlement	Notional	Unrealized
Type	Long	Month	Value	Gain (Loss)

Dow Jones EURO STOXX 50 Index	30	December 2009	$1,254,237	$8,069
FTSE 100 Index	7	December 2009	569,533	5,674
SGX MSCI Singapore Index	1	October 2009	45,547	756
SPI 200 Index	2	December 2009	209,390	4,396
TSE TOPIX Index	6	December 2009	608,255	(14,339)

TOTAL				$4,556

TAX INFORMATION — At September 30, 2009, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$94,220,180

Gross unrealized gain	35,781,321
Gross unrealized loss	(201,786)

Net unrealized security gain	$35,579,535

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
FASB Financial Accounting Standards Codification — In July 2009, the Financial Accounting Standards Board (“FASB”) launched its “Financial Accounting Standards Codification” (the “Codification”) as the single source of accounting principals generally accepted in the United States of America (“GAAP”). While the Codification does not change GAAP, it introduces a new structure to the accounting literature and changes references to accounting standards and other authoritative accounting guidance.
Investment Valuation — The investment valuation policy of the Funds is to value investments at market value. Investments in equity securities traded on a foreign securities exchange are valued daily at fair value determined by an independent fair value service (if available) under valuation procedures approved by the trustees consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the United States (“U.S.”) securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchanges. While the independent service may not take into account market or security specific information, under the valuation procedures, these securities might also be fair valued by Goldman Sachs Asset Management, L.P. (“GSAM”) by taking into consideration market or security specific information as discussed below.
     Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Debt securities for which market quotations are readily available are valued on the basis of quotations furnished by an independent pricing service approved by the trustees or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which consider either (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from bond dealers to determine current value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the trustees. Unlisted equity securities for which market quotations are available are valued at the last sale price on valuation date, or if no sale occurs, at the last bid price. In the absence of market quotations, broker quotes will be utilized or the security will be fair valued. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value per share (“NAV”) on the valuation date. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates market value.
     GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining the Funds’ NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to: situations relating to one or more single issuers in a market sector; significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man-made disasters or acts of God; armed conflicts; government actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; and trading limits or suspensions.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
Fair Value Hierarchy — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:
     Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
     Level 2 — Quoted prices in markets that are not active or financial instruments for which all significant inputs are observable, either directly or indirectly;
     Level 3 — Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.
     The following is a summary of the Funds’ investments categorized in the fair value hierarchy:

U.S. Equity Dividend and Premium	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$269,484,027	$—	$—
Short-term Investments	2,111,975	—	—
Derivatives	7,627	—	—

Total	$271,603,629	$—	$—

Liabilities
Derivatives	$(2,044,800)	$—	$—

International Equity Dividend and Premium	Level 1	Level 2(a)	Level 3

Assets
Common Stock and/or Other Equity Investments	$4,338,216	$65,477,617	$—
Short-term Investments	2,499,962	—	—
Derivatives	20,019	—	—

Total	$6,858,197	$65,477,617	$—

Liabilities
Derivatives	$(52,477)	$(517,339)	$—

(a) To adjust for the market difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Structured Tax-Managed Equity	Level 1	Level 2	Level 3

Assets
Common Stock and/or Other Equity Investments	$217,560,801	$—	$—
Short-term Investments	145,127	8,481,005	—

Total	$217,705,928	$8,481,005	—

Liabilities
Derivatives	$(15,424)	$—	$—

Structured International Tax-Managed	Level 1	Level 2(a)	Level 3

Assets
Common Stock and/or Other Equity Investments	$7,550,690	$113,635,262	$—
Short-term Investment	3,106,285	5,507,478	—
Derivatives	18,895	—	—

Total	$10,675,870	$119,142,740	$—

Liabilities
Derivatives	$(14,339)	$—	$—

(a) To adjust for the market difference between local market close and the calculation of the net asset value, the Fund may utilize fair value model prices for international equities provided by an independent service resulting in a Level 2 classification.
Foreign Currency Translations — The books and records of the Funds are accounted for in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars on the following basis: (i) investment valuations, foreign currency and other assets and liabilities initially expressed in foreign currencies are converted into U.S. dollars based upon 4:00 p.m. Eastern Time exchange rates; and (ii) purchases and sales of foreign investments, income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions as of 4:00 p.m. Eastern Time.
Net realized and unrealized gain (loss) on foreign currency transactions represents: (i) foreign exchange gains and losses from the sale and holdings of foreign currencies; (ii) currency gains and losses between trade date and settlement date on investment security transactions and forward exchange contracts; and (iii) gains and losses from the difference between amounts of dividends, interest and foreign withholding taxes recorded and the amounts actually received. The effect of changes in foreign currency exchange rates on equity securities and derivative instruments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net realized and unrealized gain (loss) on investments. The effect of changes in foreign currency exchange rates on fixed income securities sold during the period are segregated in the Statements of Operations from the effects of changes in market prices of those investments, and are included with the net realized gain (loss) on foreign currency related transactions. The effect of changes in foreign currency exchange rates on fixed income securities held at period end are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included with the net change in unrealized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases and decreases in unrealized gain (loss) on foreign currency related transactions.
Derivatives — The Funds may make investments in derivative instruments, including, but not limited to, options, futures, swaps and other derivatives relating to foreign currency transactions. A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. Derivative instruments may be privately negotiated contracts (often referred to as over the counter (“OTC”) derivatives) or they may be listed and traded on an exchange. Derivative contracts may involve future commitments to purchase or sell financial instruments or commodities at specified terms on a specified date, or to exchange interest payment streams or currencies based on a notional or contractual amount. Derivative instruments may involve a high degree of financial risk. The use of derivatives also involves the risk of loss if the investment adviser is incorrect in its expectation of the timing or level of fluctuations in securities prices, interest rates or currency prices. Investments in derivative instruments also include the risk of default by the counterparty, the risk that the investment may not be liquid and the risk that a small movement in the price of the underlying security or benchmark may result in a disproportionately large movement, unfavorable or favorable, in the price of the derivative instrument.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)

Futures Contracts — The Funds may purchase or sell futures contracts to hedge against changes in interest rates, securities prices, currency exchange rates, or to seek to increase total return. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, the Funds deposit cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Funds equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset in unrealized gains or losses.
     The Funds recognize a realized gain or loss when a contract is closed or expires. The use of futures contracts involves, to varying degrees, elements of market and counterparty risk which may exceed the amounts recognized in the Statements of Assets and Liabilities. Futures contracts may be illiquid, and exchanges may limit fluctuations in futures contract prices during a single day. Changes in the value of a futures contract may not directly correlate with changes in the value of the underlying securities. These risks may decrease the effectiveness of the Funds’ strategies and potentially result in a loss. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under these contracts.
Options —When the Funds write call or put options, an amount equal to the premium received is recorded as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. Written options are valued at the last settlement price, or in the absence of a sale, the last ask price, at the end of each day on the board of trade or exchange upon which they are traded. When a written option expires on its stipulated expiration date or the Funds enter into a closing purchase transaction, the Funds realize a gain or loss without regard to any unrealized gain or loss from the sale of the underlying security, and the option is extinguished. When a written call option is exercised, the Funds realize a gain or loss on the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Funds purchase upon exercise. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Funds must set aside liquid assets, or engage in other appropriate measures to cover their obligations under written options contracts.
     Upon the purchase of a call option or a protective put option by the Funds, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current market value of the option. Purchased options are valued at the last settlement price, or in the absence of a sale, the last bid price, at the end of each day on the board of trade or exchange upon which they are traded. If an option which the Funds have purchased expires on the stipulated expiration date, the Funds will realize a loss in the amount of the cost of the option. If the Funds enter into a closing sale transaction, the Funds will realize a gain or loss, depending on whether the sale proceeds for the closing sale transaction are greater or less than the cost of the option. If the Funds exercise a purchased put option, the Funds will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Funds exercise a purchased call option, the cost of the security which the Funds purchase upon exercise will be increased by the premium originally paid.
     The U.S. Equity Dividend and Premium and International Equity Dividend and Premium Funds invest in written options. Writing (selling) call options limits the opportunity to profit from an increase in the market value of stocks in exchange for up-front cash at the time of selling the call option. When the Funds write (sells) S&P 500 Index or related ETF call options, they receive cash which limit their opportunity to profit from an increase in the market value of the S&P 500 Index or related ETF beyond the exercise price (plus the premium received) of the option. In a rising market, the Funds could significantly under perform the market. The Funds’ option strategies may not fully protect them against declines in the value of the market. Cash received from premiums will enhance return in declining markets, but the Funds will continue to bear the risk of a decline in the value of the securities held in their portfolios. The benefit from writing a call option is limited to the amount of premiums received. In a period of a sharply falling equity market, the Funds will likely also experience sharp declines in their net asset values.

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
     In January 2009, the Funds adopted FASB Accounting Standards Codification (“ASC”) 815 “Disclosures about Derivative Instruments and Hedging Activities”, which requires enhanced disclosures about the Funds’ derivatives and hedging activities. The following tables set forth the gross value of the Funds’ derivative contracts for trading activities by certain risk types as of September 30, 2009. The values in the tables below exclude the effects of cash received or posted pursuant to derivative contracts, and therefore are not representative of the Funds’ net exposure.
U.S. Equity Dividend and Premium

	Derivative	Number of	Derivative	Number of
Risk	Assets	Contracts	Liabilities	Contracts

Equities	$7,627	34	$(2,044,800)	640

International Equity Dividend and Premium

	Derivative	Number of	Derivative	Number of
Risk	Assets	Contracts	Liabilities	Contracts

Equities	$20,019	129	$(569,816)	379

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time which the collateral is insufficient to cover the cost of repurchasing securities on loan.
     The Funds invest the cash collateral received in connection with securities lending transactions in the Enhanced Portfolio II of Boston Global Investment Trust (“Enhanced Portfolio II”), a Delaware statutory trust. The Enhanced Portfolio II, deemed an affiliate of the Trust, is exempt from registration under Section 3(c)(7) of the Act and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.10% on an annualized basis of the average daily net assets of the Enhanced Portfolio II. The Enhanced Portfolio II invests primarily in short-term investments, but is not a “money market fund” subject to the requirements of Rule 2a-7 of the Act. The Funds’ investment of cash collateral in the Enhanced Portfolio II is subject to a net asset value that may fall or rise due to market and credit conditions.
     Both the Funds and GSAL receive compensation relating to the lending of the Funds’ securities.
Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories (each a “Foreign Custodian”) appointed by the Fund’s custodian. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are often undeveloped and may be less regulated than in more developed countries, and thus may not afford the same level of investor protection as would

GOLDMAN SACHS STRUCTURED TAX-ADVANTAGED FUNDS
Schedule of Investments (continued)
September 30, 2009 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS (CONTINUED)
apply in developed countries. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.
Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.
     Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.

Item 2. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Goldman Sachs Trust

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 25, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JAMES A. McNAMARA, PRESIDENT/PRINCIPAL EXECUTIVE OFFICER

Date	November 25, 2009

By (Signature and Title)*	GEORGE F. TRAVERS, PRINCIPAL FINANCIAL OFFICER

Date	November 25, 2009

* Print the name and title of each signing officer under his or her signature.